CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS	12 Months Ended
Dec. 31, 2021
CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS
CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

11. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

The Company issues variable universal life and VA products through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder. The Company also offers, for our VA products, certain GMDB riders. The most significant of these guarantees involve 1) return of the highest anniversary date account value, or 2) return of the greater of the highest anniversary date account value or the last anniversary date account value compounded at 5% interest or 3) return of premium. The GLWB rider provides the contract holder with protection against certain adverse market impacts on the amount they can withdraw and is classified as an embedded derivative and is carried at fair value on the Company’s balance sheet. The VA separate account balances subject to GLWB were $9.2 billion and $8.9 billion as of December 31, 2021 and 2020, respectively. For more information regarding the valuation of and income impact of GLWB, please refer to Note 2, Summary of Significant Accounting Policies, Note 5, Fair Value of Financial Instruments, and Note 6, Derivative Financial Instruments.

The GMDB reserve is calculated by applying a benefit ratio, equal to the present value of total expected GMDB claims divided by the present value of total expected contract assessments, to cumulative contract assessments. This amount is then adjusted by the amount of cumulative GMDB claims paid and accrued interest. Assumptions used in the calculation of the GMDB reserve were as follows: mean investment performance of 6.73%, age-based mortality from the Ruark 2015 ALB table adjusted for company and industry experience, lapse rates determined by a dynamic formula, and an average discount rate of 4.85%. Changes in the GMDB reserve are included in benefits and settlement expenses in the accompanying consolidated statements of income.

11. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS – (Continued)

The VA separate account balances subject to GMDB were $14.6 billion and $14.8 billion as of December 31, 2021 and 2020, respectively. The total GMDB amount payable based on VA account balances as of December 31, 2021 and 2020, was $85 million and $126 million with a GMDB reserve of $38 million and $43 million, respectively. The average attained age of contract holders as of December 31, 2021 and 2020 for the Company was 73 and 72.

These amounts exclude certain VA business which has been 100% reinsured to Commonwealth Annuity and Life Insurance Company (formerly known as Allmerica Financial Life Insurance and Annuity Company) ("CALIC") under a Modco agreement. The guaranteed amount payable associated with the annuities reinsured to CALIC was $6 million and $6 million, as of December 31, 2021 and 2020, respectively. The average attained age of contract holders as of December 31, 2021 and 2020, was 69 and 69.

Activity relating to GMDB reserves (excluding those 100% ceded under the Modco agreement) is as follows:

	For The Year Ended December 31,
	2021	2020	2019
		(Recast)	(Recast)
	(Dollars In Millions)
Beginning balance	$43	$46	$44
Great West beginning balance	—	—	7
Incurred guarantee benefits	—	2	(1)
Less: Paid guarantee benefits	5	5	4
Ending balance	$38	$43	$46

Account balances of variable annuities with guarantees invested in VA separate accounts are as follows:

	As of December 31,
	2021	2020

	(Dollars In Millions)
Equity funds	$9,732	$10,425
Fixed income funds	5,236	4,631
Total	$14,968	$15,056

Certain of the Company’s fixed annuities and universal life products have a sales inducement in the form of a retroactive interest credit ("RIC"). In addition, certain annuity contracts provide a sales inducement in the form of a bonus interest credit. The Company maintains a reserve for all interest credits earned to date. The Company defers the expense associated with the RIC and bonus interest credits each period and amortizes these costs in a manner similar to that used for DAC.

Activity in the Company’s deferred sales inducement asset, recorded on the balance sheet in other assets was as follows:

	For The Year Ended December 31,
	2021	2020	2019

	(Dollars In Millions)
Deferred asset, beginning of period	$41	$43	$40
Amounts deferred	3	2	6
Amortization	(7)	(4)	(3)
Deferred asset, end of period	$37	$41	$43